united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard A. Malinowski, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sierra Core Retirement Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2017
Shares		Value
	EXCHANGE TRADED FUNDS - 5.5%
	DEBT FUNDS - 5.5%
146,300	iShares iBoxx $ High Yield Corporate Bond ETF	$ 12,931,457
443,300	VanEck Vectors High-Yield Municipal Index ETF	13,702,403
	TOTAL EXCHANGE TRADED FUNDS (Cost $26,177,017)	26,633,860

	MUTUAL FUNDS - 94.4%
	ALTERNATIVE INVESTMENTS - 2.0%
777,898	AQR Equity Market Neutral Fund - Class I	9,412,563

	ASSET ALLOCATION FUNDS - 11.1%
1	361 Managed Futures Fund - Class I **	11
2,074,763	Hartford Balanced Income Fund - Class I	29,710,610
2,011,093	Putnam Absolute Return 700 Fund - Class Y **	23,932,004
		53,642,625
	DEBT FUNDS - 68.5%
1,208,021	AB High Income Fund Inc - Advisor Class	10,751,385
1,829,130	DoubleLine Emerging Markets Fixed Income Bond Fund - Class I	19,516,822
4,149,981	MainStay High Yield Corporate Bond Fund - Class I	23,903,891
43,280	MainStay High Yield Municipal Bond Fund - Class I	535,801
994,398	Northeast Investors Trust - Retail Class	4,763,165
2,860,349	Nuveen High Yield Municipal Bond Fund - Class I	48,683,147
6,778,419	Oppenheimer Senior Floating Rate Fund - Class Y	54,837,410
2,317,034	PIMCO Emerging Markets Bond Fund - Institutional Class	24,328,852
893,855	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	9,403,351
3,282	PIMCO High Yield Fund - Institutional Class	29,537
865,413	PIMCO Mortgage Opportunities Fund - Institutional Class	9,588,779
3,268,193	Principal Preferred Securities Fund - Institutional Class	34,054,570
2,391,960	Prudential Muni High Income Fund - Class Z	24,374,076
3,477,820	Putnam Diversified Income Trust - Class Y	24,309,964
396,790	Salient Select Income Fund - Institutional Class	9,403,918
2,879,872	TCW Emerging Markets Income Fund - Institutional Class	24,162,124
850,356	Thompson Bond Fund - Retail Class	9,719,564
		332,366,356
	EQUITY FUNDS - 12.8%
685,168	Dodge & Cox Global Stock Fund - Retail Class	9,051,065
102,434	Dreyfus Worldwide Growth Fund Inc - Class I	5,691,224
1,322,316	Morgan Stanley Institutional Fund Inc - Global Opportunity Portfolio - Class I	25,811,613
867,803	Nuveen Global Infrastructure Fund - Class I	9,554,513
223,700	Red Oak Technology Select Fund - Select Class	5,093,644
460,575	Pear Tree Polaris Foreign Value Small Cap Fund - Institutional Class	6,765,845
		61,967,904

	TOTAL MUTUAL FUNDS (Cost $445,974,805)	457,389,448
	Sierra Core Retirement Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2017
Shares		Value
	TOTAL INVESTMENTS - 99.9% (Cost $472,151,822) (a)	$ 484,023,308
	OTHER ASSETS LESS LIABILITIES - 0.1%	536,697
	NET ASSETS - 100%	$ 484,560,005

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $472,157,787 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 12,056,741
	Unrealized Depreciaiton:	(191,220)
	Net Unrealized Appreciation:	$ 11,865,521

** Non-Income producing security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 26,633,860	$ -	$ -	$ 26,633,860
Mutual Funds	457,389,448	-	-	457,389,448
Total	$ 484,023,308	$ -	$ -	$ 484,023,308

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.

Sierra Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017
Shares		Value
	EXCHANGE TRADED FUND - 3.6%
	DEBT FUND - 3.6%
250,000	iShares National Muni Bond ETF (Cost $27,332,500)	$ 27,530,000

	MUTUAL FUNDS - 96.4%
	ALTERNATIVE INVESTMENT - 3.0%
1,882,623	AQR Equity Market Neutral Fund - Class I	22,779,739

	ASSET ALLOCATION FUNDS - 1.4%
333,086	Arrow Alternative Solutions Fund - Institutional Class	2,964,468
661,773	Putnam Absolute Return 700 Fund - Class Y **	7,875,102
		10,839,570
	DEBT FUNDS - 89.7%
1,250,741	AlphaCentric Income Opportunities Fund - Class I	14,721,221
2,046,945	Angel Oak Multi-Strategy Income Fund - Institutional Class	23,110,010
984,433	Ashmore Emerging Markets Corporate Debt Fund - Institutional Class	8,466,121
3,097,695	Ashmore Emerging Markets Total Return Fund - Institutional Class	25,463,050
436,572	Barings Global Credit Income Opportunities Fund - Class Y	4,147,438
102,449	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio - Institutional Class	963,022
1,495,662	City National Rochdale Fixed Income Opportunities Fund - Class N	38,094,513
482,471	Deer Park Total Return Credit Fund - Class I	5,340,953
1,259,317	Franklin Emerging Market Debt Opportunities Fund	14,557,709
3,127,217	Highland Floating Rate Opportunities Fund - Class Z	22,766,138
3,155,776	Invesco Floating Rate Fund - Class Y	23,826,111
1,872,434	JPMorgan Emerging Markets Debt Fund - Class I	15,372,684
497,961	MainStay Emerging Markets Debt Fund - Class I	5,308,260
1,744,540	MainStay Floating Rate Fund- Class I	16,276,560
8,788,630	MainStay High Yield Corporate Bond Fund - Class I	50,622,510
1,104,886	Northeast Investors Trust - Retail Class	5,292,405
3,827,856	Nuveen High Yield Municipal Bond Fund - Class I	65,150,109
1,970,601	Nuveen Preferred Securities Fund - Class I	34,840,220
834,939	Oppenheimer Global Strategic Income Fund - Class Y	3,289,659
3,638,529	Oppenheimer Rochester High Yield Municipal Fund - Class Y	26,524,877
8,932,984	Oppenheimer Senior Floating Rate Fund - Class Y	72,267,843
202,221	PIMCO Credit Absolute Return Fund - Institutional Class	2,040,412
3,087,914	PIMCO Emerging Markets Bond Fund - Institutional Class	32,423,101
415,467	PIMCO Emerging Markets Corporate Bond Fund - Institutional Class	4,399,797
1,689,089	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	17,769,216
2,154,795	PIMCO High Yield Municipal Bond Fund - Institutional Class	19,350,059
2,485	PIMCO Income Fund - Institutional Class	30,691
1,661,656	PIMCO Mortgage Opportunities Fund - Institutional Class	18,411,144
1,661,126	PIMCO Unconstrained Bond Fund - Institutional Class	18,255,774
446,459	Principal High Yield Fund- Institutional Class	3,303,799
1,401,738	Principal Preferred Securities Fund - Institutional Class	14,606,109
476,878	Salient Select Income Fund - Institutional Class	11,301,999
2,312,389	TCW Emerging Markets Income Fund - Institutional Class	19,400,944
3,975,481	Thompson Bond Fund - Retail Class	45,439,744
		683,134,202
Sierra Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Shares		Value
	EQUITY FUND - 2.3%
1,540,241	BlackRock Global Long/Short Equity Fund - Institutional Class **	$ 17,558,745

	TOTAL MUTUAL FUNDS (Cost $722,751,248)	734,312,256

	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
927,645	Goldman Sachs Financial Square Funds-
	Prime Obligations Portfolio to yield 0.65% * (Cost $927,645)	927,645

	TOTAL INVESTMENTS - 100.1% (Cost $751,011,393) (a)	$ 762,769,901
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(1,226,692)
	NET ASSETS - 100%	$ 761,543,209

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $751,046,816 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 12,423,008
	Unrealized Depreciation:	(699,923)
	Net Unrealized Appreciation:	$ 11,723,085

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
** Non-Income producing security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 27,530,000	$ -	$ -	$ 27,530,000
Mutual Funds	734,312,256	-	-	734,312,256
Short-Term Investment	927,645	-	-	927,645
Total	$ 762,769,901	$ -	$ -	$ 762,769,901

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/28/2017

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 8/28/2017